Summary of Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same cash amounts shown in the Consolidated Statements of Cash Flows.

	As of December 31,
	2022	2021
Cash and cash equivalents	$26,926	$27,354
Restricted cash	—	5,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$26,926	$32,354

Concentrations of Accounts Receivable, Net of Allowances	Concentrations of accounts receivable, net of allowances for contractual discounts and doubtful accounts, as of December 31, 2022 and 2021, are as follows:

	As of December 31,
	2022	2021
Medicare	25%	27%
Managed Medicare	25%	21%
Other Commercial	17%	17%
BCBS	17%	16%
Managed Medicaid	8%	12%
Other	8%	7%
	100%	100%

Estimated Useful Lives
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. A summary of the lives used for computing depreciation is as follows:

Leasehold improvements	1 – 15 years
Furniture, fixtures and equipment	7 years
Medical equipment	5 – 10 years
Computer equipment	5 years
Signs	7 years
Automobiles	5 years
Software	7 years